Retirement Plans and Postretirement Costs (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Changes in Level 3 investments for the pension plan assets
Fair value of pension plan assets	$ 79,517	$ 83,023
Hedge Funds [Member]
Changes in Level 3 investments for the pension plan assets
Fair value of pension plan assets	3,160	3,695
Net Purchase and Sales	0
Realized and Unrealized Gain (Loss)	$ (535)